Document and Entity Information	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Entity Central Index Key	0001958086
Entity Registrant Name	Core Laboratories Inc.
Amendment Flag	false
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31